Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ (8,489,000)	$ (8,010,000)	$ (9,187,000)
Reclassification	707,000
Ending balance	(6,815,000)	(8,489,000)	(8,010,000)
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(45,263,000)	(41,315,000)	(39,794,000)
Additions	2,874,000	4,586,000	2,668,000
Disposals	(419,000)	(302,000)	(1,194,000)
Reclassification			0
Exchange difference	133,000	(336,000)	47,000
Ending balance	(47,851,000)	(45,263,000)	(41,315,000)
Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	36,774,000	33,305,000	30,607,000
Disposals	416,000	278,000	683,000
Reclassification			0
Exchange difference	84,000	(232,000)	27,000
Depreciation charge for the year	3,883,000	3,979,000	3,354,000
Reclassification	711,000
Ending balance	41,036,000	36,774,000	33,305,000
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(84,000)	(151,000)	(107,000)
Ending balance	(121,000)	(84,000)	(151,000)
Leasehold improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,417,000)	(1,437,000)	(1,340,000)
Additions	75,000	15,000	16,000
Disposals	0	0	(20,000)
Reclassification			94,000
Exchange difference	10,000	(35,000)	7,000
Ending balance	(1,502,000)	(1,417,000)	(1,437,000)
Leasehold improvements | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,333,000	1,286,000	1,233,000
Disposals	0	0	12,000
Reclassification			(19,000)
Exchange difference	7,000	(20,000)	1,000
Depreciation charge for the year	41,000	67,000	45,000
Reclassification	0
Ending balance	1,381,000	1,333,000	1,286,000
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,409,000)	(4,037,000)	(4,112,000)
Ending balance	(4,127,000)	(5,409,000)	(4,037,000)
Plant and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(32,380,000)	(28,842,000)	(27,435,000)
Additions	1,812,000	3,891,000	1,842,000
Disposals	(2,000)	(175,000)	(415,000)
Reclassification			0
Exchange difference	107,000	(178,000)	(20,000)
Ending balance	(34,297,000)	(32,380,000)	(28,842,000)
Plant and equipment | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,971,000	24,805,000	23,323,000
Disposals	2,000	153,000	372,000
Reclassification			0
Exchange difference	69,000	(122,000)	(15,000)
Depreciation charge for the year	2,421,000	2,441,000	1,869,000
Reclassification		711,000
Ending balance	30,170,000	26,971,000	24,805,000
IT and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(394,000)	(448,000)	(312,000)
Ending balance	(421,000)	(394,000)	(448,000)
IT and office equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,387,000)	(4,342,000)	(4,006,000)
Additions	220,000	222,000	373,000
Disposals	(3,000)	(54,000)	(3,000)
Reclassification			(94,000)
Exchange difference	16,000	(123,000)	60,000
Ending balance	(4,620,000)	(4,387,000)	(4,342,000)
IT and office equipment | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,993,000	3,894,000	3,694,000
Disposals	0	52,000	3,000
Reclassification			19,000
Exchange difference	8,000	(90,000)	41,000
Depreciation charge for the year	198,000	241,000	181,000
Reclassification	0
Ending balance	4,199,000	3,993,000	3,894,000
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,602,000)	(3,374,000)	(4,656,000)
Ending balance	(2,146,000)	(2,602,000)	(3,374,000)
Right of use | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,079,000)	(6,694,000)	(7,013,000)
Additions	767,000	458,000	437,000
Disposals	(414,000)	(73,000)	(756,000)
Reclassification			0
Exchange difference	0	0	0
Ending balance	(7,432,000)	(7,079,000)	(6,694,000)
Right of use | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,477,000	3,320,000	2,357,000
Disposals	414,000	73,000	296,000
Reclassification			0
Exchange difference	0	0	0
Depreciation charge for the year	1,223,000	1,230,000	1,259,000
Reclassification	0
Ending balance	$ 5,286,000	$ 4,477,000	$ 3,320,000